2. Basis of Preparation and Statement of Compliance	12 Months Ended
Jul. 31, 2019
Notes
2. Basis of Preparation and Statement of Compliance

2.     Basis of Preparation and Statement of Compliance

Statement of Compliance

These consolidated financial statements have been prepared in accordance International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board.

The consolidated financial statements were approved and authorized for issuance by the Board of Directors on November 28, 2019.

Basis of Presentation

The consolidated financial statements have been prepared on a historical cost basis except for financial instruments described in Note 3(c), which are measured at fair value.

Functional and Presentation Currency

These financial statements are presented in Canadian dollars. The functional currency of each entity is determined using the currency of the primary economic environment in which the entity operates. The Company’s functional currency, as determined by management, is the Canadian dollar. The Company’s US subsidiaries functional currencies, as determined by management, are the United States dollar.

Basis of Consolidation

During the year ended July 31, 2019, the Company incorporated several subsidiaries. As at July 31, 2019, the Company’s structure includes Tidal Royalty Corp., the parent company incorporated pursuant to the laws of the Business Corporations Act (British Columbia), and the following subsidiaries:

Entity	Domicile of Incorporation	% of interest at July 31, 2019
Royalty USA Corp.	Delaware, USA	100%
RLTY Beverage 1 LLC	Delaware, USA	100%
RLTY Development MA 1 LLC	Delaware, USA	100%
RLTY Development 1 NV 1 LLC	Delaware, USA	100%
RLTY Development Orange LLC	Massachusetts, USA	100%
RLTY Development Springfield LLC	Massachusetts, USA	100%
RLTY Service LLC	Delaware, USA	100%
RLTY Development FLA 1 LLC	Delaware, USA	100%
RLTY Development FLA 2 LLC	Delaware, USA	100%
RLTY Development CA 1 LLC	Delaware, USA	100%

These consolidated financial statements include the accounts of the Company and its controlled entities. Control is achieved when the Company has the power to govern the financial operating policies of an entity so as to obtain benefits from its activities. Subsidiaries are fully consolidated from the date on which control is transferred to the Company until the date on which control ceases. All inter-company transactions, balances, income and expenses are eliminated in full upon consolidation.

Use of Estimates and Judgments

The preparation of financial statements in accordance with IFRS requires management to make estimates and assumptions about the reported amounts of assets and liabilities, the disclosures of contingent assets and liabilities, and the results of operations. Significant assumptions about the future and other sources of estimation uncertainty that management has made at the statement of financial position date, that could result in a material adjustment to the carrying amounts of assets and liabilities, in the event that actual results differ from assumptions made, relate to, but are not limited to, the following:

Significant accounting estimates:

i)   Investments in equity securities, convertible and promissory notes receivable

Management uses valuation techniques in measuring the fair value of investments in equity securities, convertible and promissory notes receivable.

In applying the valuation techniques management makes maximum use of market inputs wherever possible, and uses estimates and assumptions that are, as far as possible, consistent with observable data that market participants would use in pricing the instrument.

Where applicable data is not observable, company-specific information is considered when determining whether the fair value of a investment in equity securities or convertible and promissory notes receivable should be adjusted upward or downward at the end of each reporting period. In addition to company-specific information, the Company will take into account trends in general market conditions and the share performance of comparable publicly-traded companies when valuing investment in equity securities, convertible and promissory notes receivable.

ii) Share-based payment transactions

Management uses the Black-Scholes pricing model to determine the fair value of stock options and standalone share purchase warrants issued.  This model requires assumptions of the expected future price volatility of the Company’s common shares, expected life of options and warrants, future risk-free interest rates and the dividend yield of the Company’s common shares.

Significant accounting judgements:

i)   Going concern

The assessment of the Company’s ability to continue as a going concern involves management judgement about the Company’s resources and future prospects.

ii) Income taxes

Management exercises judgment to determine the extent to which deferred tax assets are recoverable, and can therefore be recognized in the statements of financial position and comprehensive income or loss.